Property and Equipment, Net (Details) $ in Thousands, ₪ in Millions			12 Months Ended
	Sep. 01, 2022 USD ($)	May 09, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 09, 2022 ILS (₪)
Property, Plant and Equipment [Abstract]
Depreciation expenses			$ 254	$ 238	$ 270
Additional equipment purchased amount			$ 2,427	$ 379	$ 84
Purchased real estate		$ 1,900				₪ 6.5
Purchase price percentage		10.00%
Taxes and related expenses	$ 2,144